Supplemental Cash Flow Information - Details of Other in the Consolidated Statement of Cash Flow (Detail) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Disclosure Of Other In Consolidated Statement Of Cash Flow [abstract]
Non-cash employee benefit charges	$ 36	$ 37	$ 70	$ 75
Net (gains) losses on foreign exchange and derivative financial instruments	(2)	102	(25)	193
Fair value adjustments (see note 5)	(6)	1	(8)	5
Other	42	6	80	4
Total	$ 70	$ 146	$ 117	$ 277